Collateral Financing Arrangements (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007
MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense	$ 20	$ 19	$ 20
Debt Instrument, Face Amount				$ 2,500
Debt Instrument, Term in Years				35 years
Debt Instrument, Basis Spread on Variable Rate				0.55%
Partial repurchase	57
Increase (Decrease) in Other Receivables	8
Invested Assets On Deposit Held In Trust And Pledged As Collateral	1,181	1,214
Invested assets pledged as collateral	67	53
MRC [Member] | Cash Received (Paid) Collateral Financing Arrangements MRC [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Cash Received (Paid) In Connection With Collateral Financing Arrangements	8
Parent Company
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense	1,171	1,151	1,122
MetLife Reinsurance Company Of South Carolina
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Term in Years				30 years
MetLife Reinsurance Company Of South Carolina | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense	28	27	28
Invested Assets On Deposit Held In Trust And Pledged As Collateral	3,374	3,471
Statutory Reserve Support				$ 3,500
Cash Collateral Paid, Cumulative Net	680
Invested assets pledged as collateral	$ 0
MRC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 0.55%
MRC [Member] | Parent Company | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 1.12%
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Basis Spread on Variable Rate				1.12%
MRSC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Cash Collateral Paid	$ 0	0	0
Collateral Financing Arrangements (Textuals) [Abstract]
Invested assets pledged as collateral		0
MRSC [Member] | Parent Company | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 0.70
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Basis Spread on Variable Rate				0.70%
Cumulative Repayment [Member] | MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Partial repurchase	$ 1,200
Transfer Assets Held In Trust [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Invested Assets On Deposit Held In Trust And Pledged As Collateral	$ 30	$ 467	$ 0